Revenue from Environmental Services (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from rendering of services	$ 29,206	$ 19,880
Environmental Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee for service	20,463	15,007
Environmental Services [Member] | Fixed-price contracts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fixed price agreements	$ 8,743	$ 4,873